Series 1a Warrants Outstanding (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2020	Feb. 28, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Nov. 30, 2016
Preferred units, issued							5,221,156
Loan and Security Agreement with Silicon Valley Bank
Fair value adjustment of Warrants		$ 104,630
Series 1a Preferred Units
Preferred units, issued					5,000,000
Proceeds from issuance of stock					$ 5,000,000
Series 1a Preferred Units | Warrant [Member]
Preferred units, issued				1,231,250				5,000,000
Proceeds from issuance of stock				$ 5,000,000
Fair value adjustment of Warrants			$ 4,381,199	$ 618,801
Exercise price			$ 1.00	$ 1.00
Term				5 years
Warrant exercised						18,750
Consideration from exercise of warrant	$ 18,750
Warrant issued to purchase stock			187,978